TAXES ON INCOME, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Israeli corporate tax rate	23.00%	23.00%	23.00%
Reduced tax rate	25.00%
United States [Member]
Net operating loss carryforward, Expired			$ 3,050
United States [Member] | Subsidiary [Member]
Net operating loss carryforward, Expired			$ 1,950
Domestic Tax Authority [Member]
Net operating loss carryforward	$ 401,100